Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$515,135.78

Principal:
Principal Collections	$8,917,485.74
Prepayments in Full	$3,252,035.71
Liquidation Proceeds	$55,348.88
Recoveries	$75,124.37
Sub Total	$12,299,994.70
Collections	$12,815,130.48

Purchase Amounts:
Purchase Amounts Related to Principal	$312,267.84
Purchase Amounts Related to Interest	$1,708.90
Sub Total	$313,976.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,129,107.22

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,129,107.22
Servicing Fee	$122,455.37	$122,455.37	$0.00	$0.00	$13,006,651.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,006,651.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,006,651.85
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,006,651.85
Interest - Class A-4 Notes	$36,871.14	$36,871.14	$0.00	$0.00	$12,969,780.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,969,780.71
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$12,913,172.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,913,172.88
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$12,871,018.55
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,871,018.55
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$12,814,159.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,814,159.22
Regular Principal Payment	$12,188,010.17	$12,188,010.17	$0.00	$0.00	$626,149.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$626,149.05
Residual Released to Depositor	$0.00	$626,149.05	$0.00	$0.00	$0.00
Total		$13,129,107.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,188,010.17
Total					$12,188,010.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,188,010.17	$110.60	$36,871.14	$0.33	$12,224,881.31	$110.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$12,188,010.17	$8.13	$192,492.63	$0.13	$12,380,502.80	$8.26

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$39,860,693.83	0.3617123	$27,672,683.66	0.2511133
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$142,790,693.83	0.0952109	$130,602,683.66	0.0870841

Pool Information
Weighted Average APR	4.121%	4.147%
Weighted Average Remaining Term	20.16	19.46
Number of Receivables Outstanding	18,921	18,067
Pool Balance	$146,946,447.95	$134,316,325.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$142,790,693.83	$130,602,683.66
Pool Factor	0.0962322	0.0879610

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$3,713,642.15
Targeted Overcollateralization Amount	$3,713,642.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,713,642.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$92,983.97
(Recoveries)		129	$75,124.37
Net Loss for Current Collection Period			$17,859.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1458%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			(0.0941)%
Second Preceding Collection Period			0.3343%
Preceding Collection Period			0.0997%
Current Collection Period			0.1524%
Four Month Average (Current and Preceding Three Collection Periods)			0.1231%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,248	$10,918,900.75
(Cumulative Recoveries)			$2,231,642.31
Cumulative Net Loss for All Collection Periods			$8,687,258.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5689%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,080.58
Average Net Loss for Receivables that have experienced a Realized Loss			$1,655.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.66%	320	$3,575,713.23
61-90 Days Delinquent	0.22%	31	$292,801.51
91-120 Days Delinquent	0.08%	10	$110,779.36
Over 120 Days Delinquent	0.46%	38	$621,992.91
Total Delinquent Receivables	3.43%	399	$4,601,287.01

Repossession Inventory:
Repossessed in the Current Collection Period		10	$94,991.13
Total Repossessed Inventory		15	$199,619.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3841%
Preceding Collection Period			0.3858%
Current Collection Period			0.4373%
Three Month Average			0.4024%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer